Payden Floating Rate Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (2%)
1,200,000	Madison Park Funding XIII Ltd. 144A, (3 mo.
	LIBOR USD + 2.850%), 4.67%, 4/19/30 (a)(b)
	(Cost - $1,185)	$1,194

Bank Loans(c) (81%)
Communications (10%)
1,182,519	Altice France SA Term Loan B13 1L, (LIBOR
	USD 1-Month + 4.000%), 5.68%, 8/14/26	1,185
600,000	CenturyLink Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 2.250%), 2.25%, 3/15/27	600
1,471,288	Charter Communications Operating LLC Term
	Loan B2 1L, (LIBOR USD 1-Month + 1.750%),
	3.40%, 2/01/27	1,479
1,000,000	Coral U.S. Co-Borrower LLC Term Loan B5 1L,
	(LIBOR USD 3-Month + 2.250%),
	0.00%, 1/31/28	999
997,500	Diamond Sports Group LLC Term Loan B 1L,
	(LIBOR USD 1-Month + 3.250%),
	4.91%, 8/24/26	999
500,000	Iridium Satellite LLC Term Loan B 1L, (LIBOR
	USD 1-Month + 3.750%), 5.40%, 11/04/26	504
1,000,000	Lamar Media Corp. Term Loan B 1L, (LIBOR
	USD 1-Month + 1.500%), 1.50%, 2/05/27	1,002
858,978	Zayo Group LLC Term Loan B2 1L, (LIBOR
	USD 1-Month + 2.250%), 3.90%, 1/19/24	861

		7,629

Consumer Cyclical (31%)
1,010,578	1011778 BC ULC Term Loan B 1L, (LIBOR
	USD 1-Month + 1.750%), 3.40%, 11/19/26	1,011
1,101,601	Air Canada Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 3.41%, 10/06/23	1,108
1,000,000	American Airlines Inc. Term Loan B 1L, (LIBOR
	USD 3-Month + 1.750%), 3.41%, 6/27/25	992
465,325	Aramark Services Inc. Term Loan B3 1L, (LIBOR
	USD 1-Month + 1.750%), 3.40%, 3/11/25	468
977,563	Beacon Roofing Supply Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 2.250%),
	3.90%, 1/02/25	980
1,027,630	BJ’s Wholesale Club Inc. Term Loan B 1L,
	(LIBOR USD 3-Month + 2.250%),
	3.90%, 2/03/24	1,034
1,191,068	Burlington Coat Factory Warehouse Corp. Term
	Loan B 1L, (LIBOR USD 1-Month + 2.000%),
	3.67%, 11/18/24	1,197
989,899	Caesars Resort Collection LLC Term Loan B 1L,
	(LIBOR USD 1-Month + 2.750%),
	4.40%, 12/23/24	991
467,665	Core & Main LP Term Loan B 1L, (LIBOR USD
	3-Month + 2.750%), 4.57%, 8/01/24	468
1,000,000	Dealer Tire LLC Term Loan B 1L, (LIBOR USD
	1-Month + 4.250%), 4.25%, 12/19/25	1,005
307,221	Flynn Restaurant Group LP Term Loan 2L,
	(LIBOR USD 1-Month + 7.000%),
	8.68%, 6/29/26	284

Principal or Shares	Security Description	Value (000)

1,269,483	GOBP Holdings Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 4.41%, 10/22/25	$1,273
951,721	Golden Nugget LLC Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 4.40%, 10/04/23	955
931,160	Harbor Freight Tools USA Inc. Term Loan 1L,
	(LIBOR USD 1-Month + 2.500%),
	4.15%, 8/18/23	925
496,852	Hilton Worldwide Finance LLC Term Loan B2
	1L, (LIBOR USD 1-Month + 1.750%),
	3.41%, 6/22/26	500
1,248,769	Jane Street Group LLC Term Loan B 1L, (LIBOR
	USD 1-Month + 3.000%), 4.65%, 8/25/22	1,251
461,656	KFC Holding Co. Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 3.41%, 4/03/25	464
844,250	K-MAC Holdings Corp. Term Loan 1L, (LIBOR
	USD 1-Month + 3.000%), 4.65%, 3/14/25	840
344,167	K-MAC Holdings Corp. Term Loan 2L, (LIBOR
	USD 1-Month + 6.750%), 8.40%, 3/16/26	337
475,812	Live Nation Entertainment Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 1.750%),
	3.44%, 10/16/26	478
1,189,504	Marriott Ownership Resorts Inc. Term Loan B
	1L, (LIBOR USD 1-Month + 1.750%),
	3.40%, 8/29/25	1,192
—	Michaels Stores Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.500%), 4.16%, 1/28/23	—
992,405	Sabre GLBL Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 2.000%), 3.65%, 2/22/24	998
1,225,055	Scientific Games International Inc. Term Loan B5
	1L, (LIBOR USD 1-Month + 2.750%),
	4.40%, 8/14/24	1,224
1,176,531	Tacala Investment Corp. Term Loan B 1L,
	(LIBOR USD 1-Month + 4.000%),
	5.65%, 1/31/25	1,182
560,000	Tacala Investment Corp. Term Loan B 2L,
	(LIBOR USD 1-Month + 7.750%),
	9.40%, 1/30/26	560
1,150,000	WMG Acquisition Corp. Term Loan F 1L,
	(LIBOR USD 1-Month + 2.125%),
	3.77%, 11/01/23	1,157
493,304	Wyndham Hotels & Resorts Inc. Term Loan B
	1L, (LIBOR USD 1-Month + 1.750%),
	3.40%, 5/30/25	497

		23,371

Consumer Non-Cyclical (7%)
641,354	Change Healthcare Holdings LLC Term Loan B
	1L, (LIBOR USD 1-Month + 2.500%),
	4.15%, 3/01/24	643
920,760	Dole Food Co. Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 4.40%, 4/06/24	921
500,000	Froneri U.S. Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 2.250%), 2.25%, 1/29/27	502

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

992,500	JBS USA LUX SA Term Loan B 1L, (LIBOR
	USD 1-Month + 2.000%), 3.65%, 5/01/26	$999
530,980	MPH Acquisition Holdings LLC Term Loan B
	1L, (LIBOR USD 3-Month + 2.750%),
	4.70%, 6/07/23	523
924,629	U.S. Foods Inc. Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 3.40%, 6/27/23	928
980,000	Versant Health Holdco Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 3.000%),
	4.65%, 12/02/24	979

		5,495

Energy (1%)
997,389	Calpine Corp. Term Loan B5 1L, (LIBOR USD
	3-Month + 2.250%), 4.20%, 1/15/24	1,002

Financial Services (7%)
500,000	Altice Financing SA Term Loan B 1L, (LIBOR
	USD 3-Month + 2.750%), 4.43%, 7/15/25	495
498,712	AmWINS Group Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 4.41%, 1/25/24	503
500,000	Asurion LLC Term Loan B2 2L, (LIBOR USD
	1-Month + 6.500%), 8.15%, 8/04/25	509
698,216	Asurion LLC Term Loan B4 1L, (LIBOR USD
	1-Month + 3.000%), 4.65%, 8/04/22	700
541,750	HUB International Ltd. Term Loan B 1L,
	(LIBOR USD 3-Month + 2.750%),
	4.55%, 4/25/25	541
1,175,269	Iron Mountain Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 1.750%), 3.40%, 1/02/26	1,174
1,132,112	MGM Growth Properties Operating Partnership
	LP Term Loan B 1L, (LIBOR USD
	1-Month + 2.000%), 3.57%, 3/21/25	1,136
500,000	Nexus Buyer LLC Term Loan B 1L, (LIBOR USD
	1-Month + 3.750%), 5.45%, 11/09/26	507

		5,565

Healthcare (3%)
1,000,000	Grifols Worldwide Operations USA Inc. Term
	Loan B 1L, (LIBOR USD 1-Month + 2.000%),
	3.56%, 11/15/27	1,007
482,008	Radiology Partners Inc. Term Loan B 1L, (LIBOR
	USD 3-Month + 4.750%), 6.66%, 7/09/25	484
500,000	Sotera Health Holdings LLC Term Loan 1L,
	(LIBOR USD 1-Month + 4.500%),
	6.15%, 12/11/26	502

		1,993

Industrial (13%)
500,000	AI Convoy Luxembourg SARL Term Loan B 1L,
	(3 mo. EURIBOR + 3.500%), 4.50%, 1/29/27	498
1,046,571	Altra Industrial Motion Corp. Term Loan B 1L,
	(LIBOR USD 1-Month + 2.000%),
	3.65%, 10/01/25	1,051
986,774	Axalta Coating Systems U.S. Holdings Inc. Term
	Loan B3 1L, (LIBOR USD 3-Month + 1.750%),
	3.70%, 6/01/24	988

Principal or Shares	Security Description	Value (000)

1,228,939	Bausch Health Americas Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 3.000%),
	4.67%, 6/02/25	$1,235
1,194,000	Berry Global Inc. Term Loan Y 1L, (LIBOR USD
	3-Month + 2.000%), 3.78%, 7/01/26	1,201
750,000	H.B. Fuller Co. Term Loan B 1L, (LIBOR USD
	1-Month + 2.000%), 3.66%, 10/21/24	752
1,342,492	Mauser Packaging Solutions Holding Co. Term
	Loan B 1L, (LIBOR USD 3-Month + 3.250%),
	5.08%, 4/03/24	1,336
963,663	PQ Corp. Term Loan B 1L, (LIBOR USD
	3-Month + 2.500%), 4.28%, 2/08/25	967
1,244,276	Reynolds Group Holdings Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 2.750%),
	4.40%, 2/06/23	1,248
493,491	United Rentals N.A. Inc. Term Loan B 1L,
	(LIBOR USD 1-Month + 1.750%),
	3.40%, 10/31/25	496

		9,772

Technology (9%)
500,000	Blackboard Inc. Term Loan B5 1L, (LIBOR USD
	1-Month + 6.000%), 7.00%, 6/30/24	490
391,952	CDW LLC Term Loan B 1L, (LIBOR USD
	1-Month + 1.750%), 3.40%, 8/30/24	394
982,513	CSC Holdings LLC Term Loan B5 1L, (LIBOR
	USD 3-Month + 2.500%), 4.18%, 4/15/27	988
1,157,620	Dell International LLC Term Loan B1 1L,
	(LIBOR USD 1-Month + 2.000%),
	3.65%, 9/19/25	1,164
497,500	GlobalFoundries Inc. Term Loan B 1L, (LIBOR
	USD 3-Month + 4.750%), 6.75%, 6/05/26	496
985,627	Infor U.S. Inc. Term Loan B6 1L, (LIBOR USD
	3-Month + 2.750%), 4.70%, 2/01/22	989
500,000	Presidio Holdings Inc. Term Loan B 1L, (LIBOR
	USD 1-Month + 3.500%), 3.50%, 1/22/27	502
494,924	Rackspace Hosting Inc. Term Loan B 1L, (LIBOR
	USD 3-Month + 3.000%), 4.90%, 11/03/23	478
957,564	RP Crown Parent LLC Term Loan B 1L, (LIBOR
	USD 1-Month + 2.750%), 4.40%, 10/12/23	963
776,276	Western Digital Corp. Term Loan B4 1L,
	(LIBOR USD 1-Month + 1.750%),
	3.40%, 4/29/23	778

		7,242

Total Bank Loans (Cost - $61,795)		62,069

Corporate Bond (7%)
500,000	Antero Resources Corp., 5.38%, 11/01/21	478
1,000,000	Bombardier Inc. 144A, 6.00%, 10/15/22 (b)	983
500,000	CenturyLink Inc. 144A, 4.00%, 2/15/27 (b)	505
500,000	Covanta Holding Corp., 5.88%, 7/01/25	520
214,000	First Quantum Minerals Ltd. 144A,
	7.00%, 2/15/21 (b)	214
400,000	Laredo Petroleum Inc., 9.50%, 1/15/25	365
500,000	Lithia Motors Inc. 144A, 5.25%, 8/01/25 (b)	518
200,000	Range Resources Corp., 5.75%, 6/01/21	195
1,000,000	Tenet Healthcare Corp., 8.13%, 4/01/22	1,094

          Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)

500,000	Whiting Petroleum Corp., 5.75%, 3/15/21	$469

Total Corporate Bond (Cost - $5,373)		5,341

Mortgage Backed (7%)
817,135	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 11.750%),
	13.41%, 10/25/28 (a)	1,146
796,654	Fannie Mae Connecticut Avenue Securities, (1
	mo. LIBOR USD + 12.250%),
	13.91%, 9/25/28 (a)	1,140
300,000	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 4.600%),
	6.26%, 12/25/42 (a)	325
664,412	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 10.500%),
	12.16%, 5/25/28 (a)	878
496,336	Freddie Mac Structured Agency Credit Risk Debt
	Notes, (1 mo. LIBOR USD + 12.750%),
	14.41%, 8/25/29 (a)	620

Principal or Shares	Security Description	Value (000)

689,838	STACR Trust 2018-HRP1 144A, (1 mo. LIBOR
	USD + 11.750%), 13.41%, 4/25/43 (a)(b)	$907

Total Mortgage Backed (Cost - $4,038)		5,016

Investment Company (13%)
10,056,864	Payden Cash Reserves Money Market Fund *
	(Cost - $10,057)	10,057

Total Investments (Cost - $82,448) (110%)		83,677
Liabilities in excess of Other Assets (-10%)		(7,433)

Net Assets (100%)		$76,244

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020. The stated maturity is subject to prepayments.

3   Payden Mutual Funds